Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segments shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Significant Accounting Policies (Textual)
Changes in fair value of contingent consideration liability	$ 300	$ 665	$ 3
Employee's contribution percent	100.00%
Matching contributions, percentage	3.00%
Severance expenses	$ 3,748	2,248	1,626
Advertising expenses	$ 384	$ 423	$ 377
Income tax ultimate settlement, percentage	More than 50%.
Ordinary shares excluded from the calculations of diluted earnings per share | shares	2,093	21,998	66,646
Number of operating segments | Segments	4
Stock-based compensation expense	$ 78	$ 152	$ 234
Expense related to doubtful accounts	$ 1,164	$ 437	$ 346
Short-term deposits maturity, term	Short-term deposits include deposits with original maturities of more than three months and less than one year.
Closing balance description	Out of the closing balance, an amount of $ 20,860 might be exercised during 2018.
Minimum [Member]
Significant Accounting Policies (Textual)
Capitalized computer software amortization, term	4 years
Intangible assets amortization period	1 year
Maximum [Member]
Significant Accounting Policies (Textual)
Capitalized computer software amortization, term	5 years
Intangible assets amortization period	15 years